NOTES PAYABLE AND CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Notes Payable And Convertible Notes
NOTES PAYABLE AND CONVERTIBLE NOTES

NOTE 6 – NOTES PAYABLE AND CONVERTIBLE NOTES

The Company’s promissory notes outstanding at December 31, 2025 and June 30, 2025 were as follows:

	December 31, 2025 (Unaudited)	June 30, 2025
Principal amounts of notes payable	$-	$589,277
Unamortized discounts	-	(45,965)
Notes payable, net	$-	$543,312

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

Promissory Notes

On August 15, 2023, the Company issued to an institutional investor (the “August 2023 Lender”) a 10% original issue discount promissory note (the “Promissory Note”) in consideration for $120,000, which has a principal face amount of $132,000, matured on November 15, 2023 and accrued interest at a rate of 10% per annum, and was increased to 18% due to the event of a default. The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment. The Promissory Note contains certain customary events of default set forth in the Promissory Note, including, among others, breach of covenants, representations or warranties, insolvency, bankruptcy, liquidation and failure by the Company to pay the principal and interest due under the Promissory Note. On May 7, 2024, the August 2023 Lender notified the Company that the 130% default repayment plus interest will be waived and shall extend the maturity of the Promissory Note to December 31, 2024.

Effective May 7, 2025, the Company entered into a Maturity Extension Agreement with the August 2023 Lender whereby the August 2023 Lender agreed to extend the maturity date of the promissory note dated August 15, 2023, which was amended on May 7, 2024 (the “Old Note”) to June 15, 2025 and increasing the principal amount by a default penalty of $39,600 and adding accrued interest of $30,805 into the principal amount thereby increasing the current principal amount to $202,405. All other terms of the Old Note shall remain unchanged and in full force and effect. As of June 30, 2025, the Promissory Note was in default.

On May 7, 2025, the Company entered into a promissory note agreement with an institutional investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $90,000, for a purchase price of $75,000. Such note is a non-convertible note. The maturity date of the note was on June 15, 2025 and bears interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.

On June 2, 2025, the Company entered into a promissory note agreement with an institutional investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $60,000, for a purchase price of $50,000. Such note is a non-convertible note. The maturity date of the note is on July 15, 2025 and bears interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.

On July 18, 2025, the Company entered into a promissory note agreement with an investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $82,500, for a purchase price of $75,000. Such note was a non-convertible note. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was September 15, 2025 and bore interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repaaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.

On August 19, 2025, the Company fully repaid the total principal for all the above mentioned promissory notes amounting $434,905 including total accrued interest, default and prepayment penalty of $35,076.

As of December 31, 2025 and June 30, 2025, the total principal outstanding under these notes was $0 and $352,405, respectively, and remaining debt discount of $0 and $3,488 as of December 31, 2025 and June 30, 2025, respectively, as reflected in the accompanying condensed consolidated balance sheet as notes payable, net of discount. Accrued interest from these notes amounted to $0 and $5,718 as of December 31, 2025 and June 30, 2025, respectively. Amortization of debt discount from these notes for the three and six months ended December 31, 2025 was $10,988 and $0, respectively.

1800 Diagonal Lending Promissory Notes

On May 24, 2024, the Company entered into a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with 1800 Diagonal Lending, LLC. The principal and accrued interest is payable on or before March 30, 2025. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid on November 30, 2024 in the amount of $28,290 and 4 payments each in the amount of $7,072.50 (a total payback to the Holder of $56,580). The first payment of $7,072.50 shall be due on December 30, 2024 with 3 subsequent payments each month thereafter. The Company shall have a five (5) day grace period with respect to each payment. In November 2024, the Company fully paid the principal of $49,200 and accrued interest of $5,683.

On June 10, 2024, the Company entered into a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with 1800 Diagonal Lending, LLC. The principal and accrued interest is payable on or before April 15, 2025. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid on December 15, 2024 in the amount of $28,290 and 4 payments each in the amount of $7,073 (a total payback to the Holder of $56,580). The first payment of $7,073 shall be due on January 15, 2025 with 3 subsequent payments each month thereafter. The Company shall have a five (5) day grace period with respect to each payment. In November 2024, the Company fully paid the principal of $49,200 and accrued interest of $5,683.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

On January 31, 2025, the Company entered into and closed a securities purchase agreement 1800 Diagonal (the “Investor”), pursuant to which the Investor agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $65,000, for a purchase price of $56,000. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was November 30, 2025 and the note bore a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments, with the first on July 30, 2025 for $37,375, and the other four payments of $9,344 on August 30, 2025, September 30, 2025, October 30, 2025 and November 30, 2025 (a total payback to the Holder of $74,750). The Company shall have a five (5) day grace period with respect to each payment. In July 2025 and August 2025, the Company fully paid the principal of $ 65,000 including interest of $9,750.

On March 25, 2025, the Company entered into and closed a securities purchase agreement 1800 Diagonal (the “Investor”), pursuant to which the Investor agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $79,200, for a purchase price of $67,000. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was January 30, 2026 and the note bore a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments, with the first on September 30, 2025 for $45,540, and the other four payments of $11,385 on October 30, 2025, November 30, 2025, December 30, 2025 and January 30, 2026 (a total payback to the Holder of $91,080). The Company shall have a five (5) day grace period with respect to each payment. In August 2025, the Company fully paid the principal of $79,200 including interest of $11,880.

On June 13, 2025, the Company entered into a 15% promissory note in the aggregate principal amount of $67,860, for a purchase price of $58,000. This note contained original issue discount of $8,000 and legal and financing costs of $9,860 for net proceeds of $50,000 with 1800 Diagonal Lending, LLC. The maturity date of the note was April 15, 2026 and the note bore a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments, with the first on December 15, 2025 for $39,020, and the other four payments on January 15, 2026, February 15, 2026, March 15, 2026 and April 15, 2026, each for $ 9,755 (a total payback to the Holder of $78,039). The Company shall have a five (5) day grace period with respect to each payment. In August 2025, the Company fully paid the principal of $67,860 including interest of $10,179.

The Company had the right to accelerate payments or prepay in full at any time with no prepayment penalty. At any time following an event of default, the noteholder had the right, to convert all or any part of the outstanding and unpaid amount of these notes into shares of common stock. The conversion price of the above notes was 65% multiplied by the lowest trading price for the common stock during the 10 trading days prior to the conversion date (representing a discount rate of 35%) subject to a 4.99% beneficial ownership limitations. Upon the occurrence of any event of defaults, these notes shall be immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

Between July 2025 and August 2025, the Company fully repaid the total principal amount of $212,060 including accrued interest for the above 1800 Diagonal Lending promissory notes.

As of December 31, 2025 and June 30, 2025 the total balance of these 1800 Diagonal Lending promissory notes amounted to $0 and $212,060, respectively and accrued interest of $0 and $7,638, respectively.

Red Road Holdings Promissory Note

On December 4, 2024, the Company entered into a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with Red Road Holdings. The principal and accrued interest was payable on or before October 15, 2025. Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same was paid. Accrued interest and outstanding principal, subject to adjustment, shall be paid on June 15, 2025 in the amount of $28,290 and 4 payments each in the amount of $7,072 (a total payback to the Holder of $56,580). The first payment of $7,072 is due on July 15, 2025 with 3 subsequent payments each month thereafter. The Company had a five (5) day grace period with respect to each payment.

The Company had the right to accelerate payments or prepay in full at any time with no prepayment penalty. At any time following an event of default, the noteholder has the right, to convert all or any part of the outstanding and unpaid amount of the note into shares of common stock. The conversion price of the note is equal to 65% multiplied by the lowest trading price for the common stock during the 10 trading days prior to the conversion date (representing a discount rate of 35%) subject to a 4.99% beneficial ownership limitations. Upon the occurrence of any event of defaults, the note shall be immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

As of June 30, 2025, the total balance of principal and accrued interest of the Red Road Holdings promissory note amounted to $24,812 and $303, respectively, after the payment of the first installment of $28,290 in June 2025. As of December 31, 2025, the total balance of principal and accrued interest of the Red Road Holdings promissory note amounted to $0 after the full payment of the principal of $24,812 including interest of $3,478 in July 2025 and August 2025.

The total balance of the above promissory notes, net of unamortized discount of $45,965 was $543,312 at June 30, 2025. As of December 31, 2025 the total balance of the above promissory notes amounted to $0 and accrued interest of $0.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

Convertible Notes

The Company’s convertible notes outstanding at December 31, 2025 and June 30, 2025 were as follows:

	December 31, 2025 (Unaudited)	June 30, 2025
Convertible notes and debenture	$55,000	$520,797
Unamortized discounts	-	(97,276)
Premium, net	-	114,400
Convertible notes, net	$55,000	$537,921

1800 Diagonal Lending (formerly known as Sixth Street Lending) Securities Purchase Agreements

July 22, 2025 Securities Purchase Agreement

On July 22, 2025, the Company entered into and closed a securities purchase agreement with 1800 Diagonal, pursuant to which the 1800 Diagonal agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $112,350, for a purchase price of $107,000. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was April 30, 2026, and bore interest at a rate of 10% per annum. Such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days from the date of issuance. This note contained debt issue costs of $7,000. The Company fully repaid this note in August 2025.

The following terms shall apply to the above 1800 Diagonal notes:

The 1800 Diagonal Note bore interest at a rate of 10% per annum, which interest may be paid by the Company to 1800 Diagonal in shares of the Company’s common stock; but shall not be payable until the 1800 Diagonal Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of the note, the Company had the right to prepay the principal and accrued but unpaid interest due under all of the above notes, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 120% to 125% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion prices for the above 1800 Diagonal note was 75% (representing a 25% discount) of the market price which means the average of the lowest ten trading prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The Company treated the convertible note as stock settled debt under ASC 480 and accordingly the Company recorded a total debt premium of $37,450 which was recorded during the six months ended December 31, 2025.

The above note contained certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions. Failure to deliver shares of common stock upon conversion of the above 1800 Diagonal notes within three business days of notice of conversion will result in the Company paying a penalty of $1,000 per day, subject to certain exceptions.

Upon certain events of default, the above 1800 Diagonal notes will become immediately due and payable and the Company must pay 1800 Diagonal 150% of the then-outstanding principal amount of the above 1800 Diagonal note, plus any interest accrued upon such event of default or prior events of default (the “Default Amount”). Further, upon any event of default relating to the failure to issue shares of common stock upon the conversion of such notes, such note become immediately due and payable in an amount equal to twice the Default Amount.

The total principal amount outstanding under the above 1800 Diagonal financing agreements was $0 as of December 31, 2025 following the repayment in full of principal balance of $112,350 including accrued interest and prepayment penalty of $23,283. Accordingly, $37,450 of the put premium was recorded into gain on extinguishment of debt in respect to the 1800 Diagonal financing agreements during the six months ended December 31, 2025 following repayment of the principal balance.

ONE44 Capital Securities Purchase Agreements

December 8, 2023 Securities Purchase Agreement

On December 8, 2023, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible redeemable note (the “December 8, 2023 ONE44 Note”) from the Company in the aggregate principal amount of $150,000, such principal and the interest thereon were convertible into shares of the common stock at the option of ONE44 any time after the six-month anniversary of the December 8, 2023 ONE44 Note. The transaction contemplated by such purchase agreement closed on December 8, 2023. The December 8, 2023 One44 Note contained an original issue discount amount of $15,000. Pursuant to the terms of such purchase agreement, the Company paid $7,500 for ONE44’s legal fees. The Company used the net proceeds from the December 8, 2023 ONE44 Note for general working capital purposes. The maturity date of the December 8, 2023 One44 Note was December 8, 2024. The December 8, 2023 ONE44 Note bore interest at a rate of 10% per annum, which interest was payable in shares of common stock, but was not payable until the maturity date or upon acceleration or by prepayment of such note. The December 8, 2023 One44 Note was fully converted in August 2025.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

The following terms shall apply to the above ONE44 note:

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above note issued to ONE44, together with any other amounts that the Company may owe ONE44 under the terms of the note, at a premium ranging from 120% to 135% as defined in the relevant note. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion price for the above ONE44 note was 60% (representing a 40% discount) of the market price of the common stock, which was based on the lowest closing bid prices of the common stock between ten and fifteen trading days immediately prior to the delivery of a notice of conversion. Notwithstanding the foregoing, such note was subject to 4.99% beneficial ownership limitations. The above ONE44 note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a total debt premium of $100,000 which was recorded during fiscal year 2024.

The above ONE44 notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions. In the event that the Company fails to deliver to ONE44 shares of common stock issuable upon conversion of principal or interest under a ONE44 note, it will incur a penalty of $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC markets, such ONE44 note does not incur penalty and instead the outstanding principal amount increases by 20%.

The total principal amount outstanding under the above ONE44 financing agreements was $104,460 and accrued interest was $24,962 as of June 30, 2025 following conversion of $14,840 of the principal balance and $1,006 accrued interest during the year ended June 30, 2025. Accordingly, $9,893 of the put premium was released to additional paid in capital in respect to the ONE44 financing agreements during the year ended June 30, 2025 following conversion of the principal balance.

The total principal amount and accrued interest outstanding under the above ONE44 financing agreement was $0 as of December 31, 2025 following conversion of $104,460 of the principal balance and $17,715 accrued interest during the six months ended December 31, 2025. Accordingly, $69,640 of the put premium was released to additional paid in capital in respect to the ONE44 financing following the conversion of the principal balance.

GS Capital Partners Securities Purchase Agreements

August 23, 2023 Securities Purchase Agreement

On August 23, 2023, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $77,500, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $5,000 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $2,500. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was February 23, 2024. The GS Capital Note bore an interest at a rate of 8% per annum and was increased to 24% due to the event of a default, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,400 per share, provided that the fixed price will be reduced to $1,200 per share in the event that the market price of the Common Stock trades below $1,800 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.

October 12, 2023 Securities Purchase Agreement

On October 12, 2023, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $61,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,500 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $2,500. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was April 12, 2024 and was in default. The GS Capital Note bore interest at a rate of 8% per annum and was increased to 24% due to the event of a default, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $900 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $600 per share in the event that the market price of the Common Stock trades below $450 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The October 12, 2023 GS Capital Note was fully converted in August 2025.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

April 12, 2024 Securities Purchase Agreement

On April 12, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $27,500, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $2,500 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was October 12, 2024 and was in default. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The April 12, 2024 GS Capital Note was fully converted in August 2025.

August 2, 2024 Securities Purchase Agreement

On August 2, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was February 2, 2025 and was in default. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 2, 2024 GS Capital Note was fully repaid in August 2025.

September 20, 2024 Securities Purchase Agreement

On September 20, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was March 20, 2025 and was in default. The GS Capital Note shall bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $18 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The September 20, 2024 GS Capital Note was fully repaid in August 2025.

February 7, 2025 Securities Purchase Agreement

On February 7, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $43,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was October 7, 2025. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock traded below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The February 7, 2025 GS Capital Note was fully converted in October 2025.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

March 11, 2025 Securities Purchase Agreement

On March 11, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was November 11, 2025. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The March 11, 2025 GS Capital Note was fully converted in December 2025.

April 15, 2025 Securities Purchase Agreement

On April 15, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $55,000, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contains a $5,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was December 15, 2025 and is currently in default. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $5 per share, provided that the fixed price will be reduced to $2.50 per share in the event that the market price of the Common Stock trades below $4 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.

The following terms shall apply to all of the above GS Capital notes:

Pursuant to the above GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.

Additionally, the conversion prices of the above GS Capital notes will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. The effective conversion price of the outstanding GS Capital notes are 60% (representing a 40% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a notice of conversion.

The above GS Capital notes were bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value (see Note 12).

During the first 60 to 180 days following the date of the above GS Capital notes, the Company has the right to prepay the principal and accrued but unpaid interest due under all of the above notes issued to GS Capital, together with any other amounts that the Company may owe GS Capital under the terms of the notes, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrues at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under all of the above GS Capital notes, the penalty becomes $250 per day for each day that the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC markets, such GS Capital note does not incur penalty and instead the outstanding principal amount increases by 20%.

The total principal outstanding and accrued interest under all of the above GS Capital notes were $252,650 and $23,676, respectively, as of June 30, 2025, following conversion of $54,850 of the principal balance and $4,365 accrued interest during the year ended June 30, 2025. During the year ended June 30, 2025, an aggregate total of $252,650 of the above GS Capital notes were bifurcated with the embedded conversion option which were recorded as derivative liabilities at fair value (see Note 12).

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

The total principal outstanding and accrued interest under all of the above GS Capital notes were $55,000 and $3,520, respectively, as of December 31, 2025, following conversion of $131,650 of the principal balance, $13,537 accrued interest and $1,875 conversion fees during the six months ended December 31, 2025. Additionally, the Company repaid total principal balance of $66,000 and accrued interest of $5,164 in August 2025. During the six months ended December 31, 2025, $55,000 of the above GS Capital notes were bifurcated with the embedded conversion option which were recorded as derivative liabilities at fair value as of December 31, 2025 (see Note 12).

104 LLC Securities Purchase Agreement

March 5, 2024 Securities Purchase Agreement

Effective March 5, 2024, the Company entered into and closed a securities purchase agreement with 104 LLC (“104”), pursuant to which 104 agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $50,000, for a purchase price of $46,875, after an original issue discount of $3,125. The Company paid legal and financing costs of $7,500. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was March 1, 2025 and was in default. The note bore interest at a rate of eight percent (8%) per annum, which may be increased to sixteen percent (16%) in the event of a default. The March 5, 2024 104 note was fully converted in August 2025.

June 20, 2024 Securities Purchase Agreement

Effective June 20, 2024, Company entered into and closed a securities purchase agreement with 104 LLC, pursuant to which 104 agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $33,750, for a purchase price of $30,375, after an original issue discount of $3,375. The Company paid legal and financing costs of $5,200. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was June 20, 2025 and was in default. The note bore interest at a rate of eight percent (8%) per annum, which may be increased to sixteen percent (16%) in the event of a default. The June 20, 2024 104 note was fully converted in August 2025.

The principal and interest on the notes were convertible into shares of common stock of the Company at the option of 104 at any time following the issuance date of the notes (the “Conversion Shares”) at a price per share equal to 65% of the lowest closing trade price of the common stock during the ten (10) trading days prior to conversion (representing a discount of 35%). Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the notes, other than a transfer or sale of all or substantially all Company assets. Pursuant to the notes, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the notes. The above 104 notes were treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $45,096 was recorded as a put premium during fiscal year 2024.

During the first 60 days following the date of the notes, the Company had the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.

The 104 notes contained certain events of default, including failure to pay principal and interest when due, failure to timely issue the conversion shares, failure to maintain the listing of the common stock on at least one of the OTC markets (which specifically includes the quotation platforms maintained by the OTC Markets Group) or an equivalent replacement exchange, failure to comply with its reporting requirements with the U.S. Securities and Exchange Commission, a breach of certain covenants in the purchase agreement, default by the Company under any other note issued to the investor, as well as certain customary events of default set forth in the notes, including, among others, breach of covenants, representations or warranties, insolvency, bankruptcy, and liquidation. Upon an event of default, the notes became immediately due and payable by the Company. Upon the occurrence of any event of defaults, these notes shall be immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

The Company recorded a total default penalty of $41,563 as additional principal as of June 30, 2025. The total principal amount outstanding and accrued interest under all of the above 104 notes was $124,688 including the default penalty and accrued interest of $9,093 as of June 30, 2025, following conversion of $625 of the principal balance and $4,000 accrued interest during fiscal year 2025.

The total principal amount outstanding and accrued interest under all of the above 104 notes was $0 as of December 31, 2025, following conversion of $124,688 of the principal balance and $8,819 accrued interest in August 2025. Accordingly, $44,760 of the put premium was released to additional paid in capital in respect to the 104 notes following the conversion of the principal balance.

Geebis Consulting Purchase Agreement

December 13, 2024 Securities Purchase Agreement

On December 13, 2024, the Company entered into a securities purchase agreement with Geebis Consulting, LLC (“Geebis”), pursuant to which Geebis purchased a convertible redeemable note from the Company in the aggregate principal amount of $22,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of Geebis. The Geebis note contained a $2,000 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

The maturity date of the Geebis note was June 15, 2025 and was in default. The Geebis note shall bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geebis in shares of common stock but shall not be payable until the Geebis note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future.

June 12, 2025 Securities Purchase Agreement

On June 12, 2025, the Company entered into a securities purchase agreement with Geebis, pursuant to which Geebis purchased a convertible redeemable note from the Company in the aggregate principal amount of $25,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of Geebis. The Geebis note contained a $2,500 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes. The initial conversion price for this note was equal to $5 per share, provided that the fixed price will be reduced to $4 per share in the event that the market price of the common stock trades below $3 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to 65% of the lowest ten trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future.

The following terms shall apply to all of the above Geebis notes:

Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.Additionally, the conversion price of the Geebis note will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. The effective conversion price of the outstanding Geebis note was 60% (representing a 40% discount) of the market price, which was the lowest closing bid prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion. The above Geebis notes were bifurcated from the embedded conversion option which were recorded as derivative liabilities at fair value (see Note 12).

During the first 60 to 180 days following the date of the above Geebis notes, the Company had the right to prepay the principal and accrued but unpaid interest due under all of the above notes issued to Geebis, together with any other amounts that the Company may owe Geebis under the terms of the note, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrued at a default interest rate of 24% per annum or, if such rate was usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company failed to deliver to Geebis shares of common stock issuable upon conversion of principal or interest under all of the above Geebis note, the penalty became $250 per day for each day that the shares were not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increased to $500 per day beginning on the 10th day. In the event that the Company loss the bid price of its common stock on OTC markets, such Geebis notes do not incur penalty and instead the outstanding principal amount increases by 20%.

In February 2025, the Company repaid $8,000 of the principal amount. The total principal outstanding and accrued interest under all of the above Geebis notes were $39,000 and $821, respectively, as of June 30, 2025. As of June 30, 2025, an aggregate total of $39,000 of the above Geebis note was bifurcated with the embedded conversion option which was recorded as derivative liabilities at fair value as of June 30, 2025 (see Note 12).

In August 2025, the Company repaid $25,000 of the principal amount and accrued interest of $2,916. Additionally, the Company fully converted $14,000 of the principal balance and $1,423 accrued interest in August 2025. Consequently, the total principal outstanding and accrued interest under all of the above Geebis notes were $0 as of December 31, 2025.

Amortization of debt discounts

The Company recorded $12,350 and $88,000, of debt discounts related to the above note issuances during the six months ended December 31, 2025 and 2024, respectively. The Company recorded $37,450 and $0 of put premiums related to the above note issuances during the six months ended December 31, 2025 and 2024, respectively. The debt discounts are being amortized over the term of the debt and the put premiums are expensed on issuance of the debt with the liability released to additional paid in capital on conversion of the principal.

Amortization of all debt discounts for the three months ended December 31, 2025 and 2024 was $35,875 and $76,661, respectively. Amortization of all debt discounts for the six months ended December 31, 2025 and 2024 was $186,777 and $133,644, respectively.

The Company reclassified $114,399 and $9,336 in put premiums to additional paid in capital following conversions during the six months ended December 31, 2025 and 2024, respectively. Additionally, $37,450 of the put premium was recorded into gain on extinguishment of debt during the six months ended December 31, 2025 following repayment of the principal balance.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

NOTE 6 – NOTE PAYABLE AND CONVERTIBLE NOTES

The Company’s promissory notes outstanding at June 30, 2025 and 2024 were as follows:

	June 30, 2025	June 30, 2024
Principal amounts of notes payable	$589,277	$230,400
Unamortized discounts	(45,965)	(25,706)
Notes payable, net	$543,312	$204,694

Promissory Notes

On August 15, 2023, the Company issued to an institutional investor (the “August 2023 Lender”) a 10% original issue discount promissory note (the “Promissory Note”) in consideration for $120,000, which has a principal face amount of $132,000, matured on November 15, 2023 and accrued interest at a rate of 10% per annum, and was increased to 18% due to the event of a default. The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment. The Promissory Note contains certain customary events of default set forth in the Promissory Note, including, among others, breach of covenants, representations or warranties, insolvency, bankruptcy, liquidation and failure by the Company to pay the principal and interest due under the Promissory Note. On May 7, 2024, August 2023 Lender notified the Company that the 130% default repayment plus interest will be waived and shall extend the maturity of the Promissory Note to September 30, 2024.

Effective May 7, 2025, the Company entered into a Maturity Extension Agreement with the August 2023 Lender whereby the August 2023 Lender agreed to extend the maturity date of the promissory note dated August 15, 2023, which was amended on May 7, 2024 (the “Old Note”) to June 15, 2025 and increasing the principal amount by a default penalty of $39,600 and adding accrued interest of $30,805 into the principal amount thereby increasing the current principal amount to $202,405. All other terms of the Old Note shall remain unchanged and in full force and effect. As of June 30, 2025, the Promissory Note was in default.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

On May 7, 2025, the Company entered into a promissory note agreement with an institutional investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $90,000, for a purchase price of $75,000. Such note is a non-convertible note. The maturity date of the note was on June 15, 2025 and bears interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repays this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.

On June 2, 2025, the Company entered into a promissory note agreement with an institutional investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $60,000, for a purchase price of $50,000. Such note is a non-convertible note. The maturity date of the note is on July 15, 2025 and bears interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repays this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.

Accrued interest from these notes amounted to $5,718 and $15,536 as of June 30, 2025 and 2024, respectively. Amortization of debt discount from these notes for fiscal year 2025 and 2024 was $21,512 and $12,000, respectively. As of June 30, 2025 and 2024, the total principal outstanding under these notes was $352,405 and $132,000, respectively, and remaining debt discount of $3,488 and $0 as of June 30, 2025 and 2024, respectively, as reflected in the accompanying consolidated balance sheet as notes payable, net of discount.

On August 19, 2025, the Company fully repaid the total principal for all the above mentioned promissory notes amounting $352,405 including total accrued interest and default penalty of $34,320.

1800 Diagonal Lending Promissory Notes

On May 24, 2024, the Company entered into a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with 1800 Diagonal Lending, LLC. The principal and accrued interest is payable on or before March 30, 2025. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid on November 30, 2024 in the amount of $28,290 and 4 payments each in the amount of $7,072.50 (a total payback to the Holder of $56,580). The first payment of $7,072.50 shall be due on December 30, 2024 with 3 subsequent payments each month thereafter. The Company shall have a five (5) day grace period with respect to each payment. In November 2024, the Company fully paid the principal of $49,200 and accrued interest of $5,683.

On June 10, 2024, the Company entered a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with 1800 Diagonal Lending, LLC. The principal and accrued interest is payable on or before April 15, 2025. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty-two percent (22%) per annum from the due date thereof until the same is paid. Accrued unpaid interest and outstanding principal, subject to adjustment, shall be paid on December 15, 2024 in the amount of $28,290 and 4 payments each in the amount of $7,073 (a total payback to the Holder of $56,580). The first payment of $7,073 shall be due on January 15, 2025, with 3 subsequent payments each month thereafter. The Company shall have a five (5) day grace period with respect to each payment. In November 2024, the Company fully paid the principal of $49,200 and accrued interest of $5,683.

On January 31, 2025, the Company entered into and closed a securities purchase agreement 1800 Diagonal (the “Investor”), pursuant to which the Investor agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $65,000, for a purchase price of $56,000. The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is November 30, 2025 and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments, with the first on July 30, 2025, for $37,375, and the other four payments of $9,344 on August 30, 2025, September 30, 2025, October 30, 2025 and November 30, 2025 (a total payback to the Holder of $74,750). The Company shall have a five (5) day grace period with respect to each payment.

On March 25, 2025, the Company entered and closed a securities purchase agreement 1800 Diagonal (the “Investor”), pursuant to which the Investor agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $79,200, for a purchase price of $67,000. The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is January 30, 2026, and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments, with the first on September 30, 2025, for $45,540, and the other four payments of $11,385 on October 30, 2025, November 30, 2025, December 30, 2025 and January 30, 2026 (a total payback to the Holder of $91,080). The Company shall have a five (5) day grace period with respect to each payment.

On June 13, 2025, the Company entered into a 15% promissory note in the aggregate principal amount of $67,860, for a purchase price of $58,000. This note contains original issue discount of $8,000 and legal and financing costs of $9,860 for net proceeds of $50,000 with 1800 Diagonal Lending, LLC. The maturity date of the note is April 15, 2026 and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments, with the first on December 15, 2025 for $39,020, and the other four payments on January 15, 2026, February 15, 2026, March 15, 2026 and April 15, 2026, each for $ 9,755 (a total payback to the Holder of $78,039). The Company shall have a five (5) day grace period with respect to each payment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

The Company had the right to accelerate payments or prepay in full at any time with no prepayment penalty. At any time following an event of default, the noteholder shall have the right, to convert all or any part of the outstanding and unpaid amount of these notes into shares of common stock. The conversion price of the above notes shall mean 65% multiplied by the lowest trading price for the common stock during the 10 trading days prior to the conversion date (representing a discount rate of 35%) subject to a 4.99% beneficial ownership limitations. Upon the occurrence of any event of defaults, these notes shall be immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

As of June 30, 2025 and 2024 the total balance of these 1800 Diagonal Lending promissory notes amounted to $212,060 and $98,400, respectively and accrued interest of $7,638 and $1,193, respectively.

Between July 2025 and August 2025, the Company fully repaid the total principal amount of $212,060 including accrued interest for the above 1800 Diagonal Lending promissory notes.

Red Road Holdings Promissory Note

On December 4, 2024, the Company entered into a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with Red Road Holdings. The principal and accrued interest was payable on or before October 15, 2025. Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same was paid. Accrued interest and outstanding principal, subject to adjustment, shall be paid on June 15, 2025 in the amount of $28,290 and 4 payments each in the amount of $7,072 (a total payback to the Holder of $56,580). The first payment of $7,072 is due on July 15, 2025 with 3 subsequent payments each month thereafter. The Company had a five (5) day grace period with respect to each payment.

The Company had the right to accelerate payments or prepay in full at any time with no prepayment penalty. At any time following an event of default, the noteholder has the right, to convert all or any part of the outstanding and unpaid amount of the note into shares of common stock. The conversion price of the note is equal to 65% multiplied by the lowest trading price for the common stock during the 10 trading days prior to the conversion date (representing a discount rate of 35%) subject to a 4.99% beneficial ownership limitations. Upon the occurrence of any event of defaults, the note shall be immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

As of June 30, 2025, the total balance of principal and accrued interest of the Red Road Holdings promissory note amounted to $24,812 and $303, respectively, after the payment of the first installment of $28,290 in June 2025. In August 2025, the Company paid the 3 installment payments of $7,072 for a total amount of $21,217 for the above Red Road Holdings promissory note.

The total balance of the above nine promissory notes, net of unamortized discount of $45,965 was $543,312 at June 30, 2025. The total balance of the above three promissory notes, net of unamortized discount of $25,706 was $204,694 at June 30, 2024.

Convertible Notes

The Company’s convertible notes outstanding at June 30, 2025 and 2024 were as follows:

	June 30, 2025	June 30, 2024
Convertible notes and debenture	$520,797	$313,550
Unamortized discounts	(97,276)	(38,854)
Premium, net	114,400	124,629
Convertible notes, net	$537,921	$399,325

1800 Diagonal Lending (formerly known as Sixth Street Lending) Securities Purchase Agreements

June 30, 2022 Securities Purchase Agreement

On June 30, 2022, the Company entered into a securities purchase agreement with 1800 Diagonal Lending LLC (“1800 Diagonal”), which closed on July 11, 2022, pursuant to which 1800 Diagonal purchased a convertible promissory note (the “July 11, 2022 1800 Diagonal Note”) from the Company in the aggregate principal amount of $105,000, such principal and the interest thereon were convertible into shares of common stock at the option of 1800 Diagonal any time after 180 days of the July 11, 2022 1800 Diagonal Note. The July 11, 2022 1800 Diagonal Note contained debt issue cost of $3,750. The Company used the net proceeds from the July 11, 2022 1800 Diagonal Note for general working capital purposes. The maturity date of the July 11, 2022 1800 Diagonal Note was June 30, 2023. The 1800 Diagonal Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

June 29, 2023 Securities Purchase Agreement

On June 29, 2023, the Company entered into a securities purchase agreement with 1800 Diagonal, which closed on July 6, 2023, pursuant to which 1800 Diagonal purchased a convertible promissory note (the “July 6, 2023 1800 Diagonal Note”) from the Company in the aggregate principal amount of $65,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days of the July 6, 2023 1800 Diagonal Note. The July 6, 2023 1800 Diagonal Note contained debt issue costs of $5,000. The Company used the net proceeds for general working capital purposes. The maturity date was June 29, 2024.

July 19, 2023 Securities Purchase Agreement

On July 19, 2023, the Company entered into a securities purchase agreement with 1800 Diagonal Lending LLC pursuant to which 1800 Diagonal purchased a convertible promissory note (the “July 19, 2023 1800 Diagonal Note”) from the Company in the aggregate principal amount of $45,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days of the July 19, 2023 1800 Diagonal Note. The July 19, 2023 1800 Diagonal Note contained debt issue costs of $5,000. The Company used the net proceeds for general working capital purposes. The maturity date was July 19, 2024.

August 16, 2023 Securities Purchase Agreement

On August 16, 2023, the Company entered into a securities purchase agreement with 1800 Diagonal Lending LLC pursuant to which 1800 Diagonal purchased a convertible promissory note (the “August 16, 2023 1800 Diagonal Note”) from the Company in the aggregate principal amount of $55,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days of the August 16, 2023 1800 Diagonal Note. The August 16, 2023 1800 Diagonal Note contained debt issue costs of $5,000. The Company used the net proceeds for general working capital purposes. The maturity date was August 16, 2024.

October 20, 2023 Securities Purchase Agreement

On October 20, 2023, the Company entered into a securities purchase agreement with 1800 Diagonal Lending LLC pursuant to which 1800 Diagonal purchased a convertible promissory note (the “October 20, 2023 1800 Diagonal Note”) from the Company in the aggregate principal amount of $40,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days of the October 20, 2023 1800 Diagonal Note. The October 20, 2023 1800 Diagonal Note contained debt issue costs of $5,000. The Company used the net proceeds for general working capital purposes. The maturity date was October 20, 2024.

November 29, 2023 Securities Purchase Agreement

On November 29, 2023, the Company entered into a securities purchase agreement with 1800 Diagonal Lending LLC pursuant to which 1800 Diagonal purchased a convertible promissory note (the “November 29, 2023 1800 Diagonal Note”) from the Company in the aggregate principal amount of $45,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days of the November 29, 2023 1800 Diagonal Note. The November 29, 2023 1800 Diagonal Note contained debt issue costs of $5,000. The Company used the net proceeds for general working capital purposes. The maturity date was September 15, 2024.

The following terms shall apply to all the above 1800 Diagonal notes:

The 1800 Diagonal Notes bore interest at a rate of 8% per annum, which interest may be paid by the Company to 1800 Diagonal in shares of the Company’s common stock; but shall not be payable until the 1800 Diagonal Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under all of the above notes, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion price for the above notes was equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The Company treats these convertible notes as stock settled debt under ASC 480 and accordingly the Company recorded a total debt premium of $134,615 which was recorded during the year ended June 30, 2024.

The above notes contained certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

Failure to deliver shares of common stock upon conversion of the above 1800 Diagonal notes within three business days of notice of conversion will result in the Company paying a penalty of $1,000 per day, subject to certain exceptions.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Upon certain events of default, the above 1800 Diagonal notes will become immediately due and payable and the Company must pay 1800 Diagonal 150% of the then-outstanding principal amount of the above 1800 Diagonal notes, plus any interest accrued upon such event of default or prior events of default (the “Default Amount”). Further, upon any event of default relating to the failure to issue shares of common stock upon the conversion of such notes, such notes become immediately due and payable in an amount equal to twice the Default Amount.

The total principal amount outstanding under all of the above 1800 Diagonal financing agreements was $0 as of June 30, 2024 following conversion of $250,000 of the principal balance and $9,863 accrued interest during the year ended June 30, 2024. Accordingly, $134,615 of the put premium was released to additional paid in capital in respect to the 1800 Diagonal financing agreements during the year ended June 30, 2024 following conversion of the principal balance.

ONE44 Capital Securities Purchase Agreements

August 15, 2022 Securities Purchase Agreement

On August 15, 2022, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible redeemable note (the “August 15, 2022 ONE44 Note”) from the Company in the aggregate principal amount of $110,000, such principal and the interest thereon were convertible into shares of the common stock at the option of ONE44 any time after the six-month anniversary of the August 15, 2022 ONE44 Note. The transaction contemplated by such purchase agreement closed on August 16, 2022. The August 15, 2022 One44 Note contained an original issue discount amount of $10,000. Pursuant to the terms of such purchase agreement, the Company paid $5,500 for ONE44’s legal fees. The Company used the net proceeds from the August 15, 2022 ONE44 Note for general working capital purposes. The maturity date of the August 15, 2022 One44 Note was August 15, 2023. The August 15, 2022 ONE44 Note bore interest at a rate of 10% per annum, which was payable in shares of common stock, but was not payable until the maturity date or upon acceleration or by prepayment of such note. The August 15, 2022 ONE44 Note was fully converted in fiscal year 2024.

February 14, 2023 Securities Purchase Agreement

On February 14, 2023, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible redeemable note (the “February 14, 2023 ONE44 Note”) from the Company in the aggregate principal amount of $111,111, such principal and the interest thereon were convertible into shares of the common stock at the option of ONE44 any time after the six-month anniversary of the February 14, 2023 ONE44 Note. The transaction contemplated by such purchase agreement closed on February 14, 2023. The February 14, 2023 One44 Note contained an original issue discount amount of $11,111. Pursuant to the terms of such purchase agreement, the Company paid $5,500 for ONE44’s legal fees. The Company used the net proceeds from the February 14, 2023 ONE44 Note for general working capital purposes. The maturity date of the February 14, 2023 One44 Note was February 14, 2024. The February 14, 2023 ONE44 Note bore interest at a rate of 10% per annum, which interest was payable in shares of common stock, but was not payable until the maturity date or upon acceleration or by prepayment of such note. The February 14, 2023 One44 Note was fully converted in fiscal year 2024.

December 8, 2023 Securities Purchase Agreement

On December 8, 2023, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible redeemable note (the “December 8, 2023 ONE44 Note”) from the Company in the aggregate principal amount of $150,000, such principal and the interest thereon are convertible into shares of the common stock at the option of ONE44 any time after the six-month anniversary of the December 8, 2023 ONE44 Note. The transaction contemplated by such purchase agreement closed on December 8, 2023. The December 8, 2023 One44 Note contains an original issue discount amount of $15,000. Pursuant to the terms of such purchase agreement, the Company paid $7,500 for ONE44’s legal fees. The Company used the net proceeds from the December 8, 2023 ONE44 Note for general working capital purposes. The maturity date of the December 8, 2023 One44 Note was December 8, 2024. The December 8, 2023 ONE44 Note bears interest at a rate of 10% per annum, which interest is payable in shares of common stock, but is not payable until the maturity date or upon acceleration or by prepayment of such note. The December 8, 2023 One44 Note was fully converted in August 2025.

The following terms shall apply to all of the above ONE44 note:

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under all of the above notes issued to ONE44, together with any other amounts that the Company may owe ONE44 under the terms of the note, at a premium ranging from 120% to 135% as defined in the relevant note. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion price for the above ONE44 notes ranges from 60% to 65% (representing a 35% to 40% discount) of the market price of the common stock, which is based on the lowest closing bid prices of the common stock between ten and fifteen trading days immediately prior to the delivery of a notice of conversion. Notwithstanding the foregoing, such notes are subject to 4.99% beneficial ownership limitations. All of the above ONE44 notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total debt premium of $133,305 during the year ended June 30, 2023 and recorded a total debt premium of $100,000 was recorded during the year ended June 30, 2024.

The above ONE44 notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions. In the event that the Company fails to deliver to ONE44 shares of common stock issuable upon conversion of principal or interest under a ONE44 note, it will incur a penalty of $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC markets, such ONE44 note does not incur penalty and instead the outstanding principal amount increases by 20%.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

The total principal amount outstanding under all of the above ONE44 financing agreements was $119,300 and accrued interest was $6,726 as of June 30, 2024 following conversion of $148,811 of the principal balance and $9,909 accrued interest during the year ended June 30, 2024. Accordingly, $98,311 of the put premium was released to additional paid in capital in respect to the ONE44 financing agreements during the year ended June 30, 2024 following conversion of the principal balance.

The total principal amount outstanding under all the above ONE44 financing agreements was $104,460 and accrued interest was $24,962 as of June 30, 2025 following conversion of $14,840 of the principal balance and $1,006 accrued interest during the year ended June 30, 2025. Accordingly, $9,893 of the put premium was released to additional paid in capital in respect to the ONE44 financing agreements during the year ended June 30, 2025, following conversion of the principal balance.

One ONE44 note with principal amount of $104,460 was in default and accrued default interest rate at 24% per annum before it was fully converted in August 2025.

GS Capital Partners Securities Purchase Agreements

August 12, 2022 Securities Purchase Agreement

On August 12, 2022, the Company entered into a securities purchase agreement (the “GS Capital Purchase Agreement”) with GS Capital Partners, LLC (“GS Capital”), pursuant to which GS Capital purchased a convertible redeemable note (the “GS Capital Note”) from the Company in the aggregate principal amount of $93,000, such principal and the interest thereon were convertible into shares of common stock at the option of GS Capital. The transaction contemplated by the GS Capital Purchase Agreement closed on August 16, 2022. The GS Capital Note contained a $5,000 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid $3,000 for GS Capital’s legal fees. The Company used the net proceeds ($85,000) from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was April 12, 2023, but was extended to August 12, 2023 in April 2023. The GS Capital Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock, but was not payable until the maturity date or upon acceleration or by prepayment of such note. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $168,000 per share (the “Fixed Price”). However, in the event the common stock trades below $120,000 per share for more than five consecutive trading days, then the Fixed Price becomes $78,000 per share. In the event of default, such conversion price was equal to 65% of the lowest trading price of the common stock reported on the OTC markets or other exchange for the ten prior trading days, including the day upon which a notice of conversion is received by the Company. The GS Capital Note was subject to a 4.99% beneficial ownership limitation. Such note was fully converted during fiscal year 2024.

September 21, 2022 Securities Purchase Agreement

On September 21, 2022, the Company entered into a securities purchase agreement with GS Capital, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $71,500, such principal and the interest thereon were convertible into shares of common stock at the option of GS Capital. The transaction contemplated by such purchase agreement closed on September 26, 2022. Such note contains a $4,000 original issue discount. Pursuant to the terms of such purchase agreement, the Company paid $2,500 for GS Capital’s legal fees. The Company used the net proceeds ($65,000) from such note for general working capital purposes.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

The maturity date of such note was March 21, 2023 but was extended to March 21, 2024 in April 2023. Such note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock, but was not payable until the maturity date or upon acceleration or by prepayment of such note. Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $120,000 (the “September Fixed Price”). However, in the event the common stock trades below $84,000 per share for more than five consecutive trading days, then the September Fixed Price becomes $54,000 per share. In the event of default under such note, such conversion price was equal to 65% of the lowest trading price of the common stock as reported on the OTC markets or other exchange for the ten prior trading days, including the day upon which a notice of conversion is received by the Company. Such note was subject to 4.99% beneficial ownership limitations. Such note was fully converted during fiscal year 2024.

August 23, 2023 Securities Purchase Agreement

On August 23, 2023, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $77,500, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $5,000 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $2,500. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was February 23, 2024. The GS Capital Note bore an interest at a rate of 8% per annum and was increased to 24% due to the event of a default, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,400 per share, provided that the fixed price will be reduced to $1,200 per share in the event that the market price of the Common Stock trades below $1,800 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.

October 12, 2023 Securities Purchase Agreement

On October 12, 2023, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $61,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,500 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $2,500. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was April 12, 2024 and was in default. The GS Capital Note bore interest at a rate of 8% per annum and was increased to 24% due to the event of a default, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $900 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $600 per share in the event that the market price of the Common Stock trades below $450 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The October 12, 2023 GS Capital Note was fully converted in August 2025.

April 12, 2024 Securities Purchase Agreement

On April 12, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $27,500, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $2,500 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was October 12, 2024 and was in default. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The April 12, 2024 GS Capital Note was fully converted in August 2025.

August 2, 2024 Securities Purchase Agreement

On August 2, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was February 2, 2025 and was in default. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 2, 2024 GS Capital Note was fully repaid in August 2025.

September 20, 2024 Securities Purchase Agreement

On September 20, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

The maturity date of the GS Capital Note was March 20, 2025 and was in default. The GS Capital Note shall bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $18 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The September 20, 2024 GS Capital Note was fully repaid in August 2025.

February 7, 2025 Securities Purchase Agreement

On February 7, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $43,000, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contains a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note is October 7, 2025. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.

March 11, 2025 Securities Purchase Agreement

On March 11, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contains a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note is November 11, 2025. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.

April 15, 2025 Securities Purchase Agreement

On April 15, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $55,000, such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contains a $5,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note is December 15, 2025. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $5 per share, provided that the fixed price will be reduced to $2.50 per share in the event that the market price of the Common Stock trades below $4 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.

The following terms shall apply to all of the above GS Capital notes:

Pursuant to the above GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Additionally, the conversion prices of the above GS Capital notes will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. The effective conversion price of the outstanding GS Capital notes are 60% (representing a 40% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion.

The above GS Capital notes were bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value (see Note 12).

During the first 60 to 180 days following the date of the above GS Capital notes, the Company has the right to prepay the principal and accrued but unpaid interest due under all of the above notes issued to GS Capital, together with any other amounts that the Company may owe GS Capital under the terms of the notes, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrues at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under all of the above GS Capital notes, the penalty becomes $250 per day for each day that the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC markets, such GS Capital note does not incur penalty and instead the outstanding principal amount increases by 20%.

The total principal outstanding and accrued interest under all of the above GS Capital notes were $110,500 and $8,364, respectively, as of June 30, 2024, following conversion of $130,800 of the principal balance, $8,700 accrued interest (including $1,254 at default interest rate) and $3,832 conversion fees during the year ended June 30, 2024. During fiscal year 2024, an aggregate total of $110,500 of the above GS Capital notes were bifurcated with the embedded conversion option which were recorded as derivative liabilities at fair value as of June 30, 2024 (see Note 12).

The total principal outstanding and accrued interest under all of the above GS Capital notes were $252,650 and $23,676, respectively, as of June 30, 2025, following conversion of $54,850 of the principal balance and $4,365 accrued interest during the year ended June 30, 2025. During the year ended June 30, 2025, an aggregate total of $252,650 of the above GS Capital notes were bifurcated with the embedded conversion option which were recorded as derivative liabilities at fair value (see Note 12).

Four GS Capital notes with total principal amounts of $121,650 were in default and accrued a default interest rate at 24% per annum before such notes were fully converted or repaid in August 2025.

Coventry Enterprises, LLC Securities Purchase Agreement

On November 3, 2022, the Company entered into a Securities Purchase Agreement with Coventry Enterprises, LLC (“Coventry”), pursuant to which the Company issued Coventry a promissory note from the Company in the aggregate principal amount of $125,000, such principal and the interest thereon were convertible into shares of the Company’s common stock following an event of default (the “Coventry Note”). The Coventry Note contains a $25,000 original issue discount. The Company used the net proceeds of $100,000 from the Coventry Note for general working capital purposes.

The Coventry Note bears interest at a rate of 10% per annum, with $12,500 in guaranteed interest. The principal amount and the guaranteed interest is due and payable in seven equal monthly payments of $19,643, commencing on March 24, 2023 and continuing on the 24th day of each month thereafter until paid in full not later than October 24, 2023, or such earlier date as the Coventry Note is required or permitted to be repaid and to pay such other interest to Coventry on the aggregate unconverted and then-outstanding principal amount of the Coventry Note in accordance with the provisions thereof. Any or all of the principal amount and guaranteed interest may be pre-paid at any time and from time to time, in each case without penalty or premium.

Additionally, in the event that the Company files with the SEC a qualified offering statement on Form 1-A and such note has been outstanding for four months since its issuance, Coventry has the right to convert all or portion of such note, including guaranteed interest, into shares of common stock at the offering price used in connection with such offering.

At any time following an event of default under the Coventry Note, it becomes convertible, in whole or in part, into shares of Common Stock at the option of Coventry, at any time and from time to time thereafter (subject to the beneficial ownership limitations set forth therein). The conversion price of the Coventry Note is ninety percent (90%) per share of the lowest per-share VWAP during the twenty (20) trading-day period before the conversion (each, a “Calculated Conversion Price”). In the event that, within 30 calendar days either before or after any conversion, the conversion price of which is based upon a Calculated Conversion Price, the Company consummates (in whole or in part) any financing (whether such financing is equity, equity-equivalent, or debt or any combination thereof) or for any other reason issues any shares of common stock or any common stock equivalents at a price less than the most recent Calculated Conversion Price (the “Alternative Conversion Price”), regardless of when that note or instrument was originated, then, at the option of Coventry, (i) if the conversion has not yet occurred, then the Alternative Conversion Price will be substituted for the Calculated Conversion Price and (ii) if the conversion has occurred, then, within two trading days following Coventry’s written request, the Company is required to issue to Coventry that number of shares of Common Stock equivalent to the difference between the number of shares of Common Stock that had been issued using the Calculated Conversion Price and the number of shares of Common Stock that would have been issued using the Alternative Conversion Price. Accordingly, the Coventry note is treated as stock settled debt under ASC 480 and the Company recorded a total of $13,889 put premium during the year ended June 30, 2023.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Upon the occurrence and during the continuation of certain events of default, interest on the Coventry Note accrues at a default interest rate equal to the lesser of (i) 18% per annum or (ii) the maximum rate permitted by law. Subject to the beneficial ownership limitation in the Coventry Note, if any event of default occurs, then the outstanding principal amount guaranteed interest plus accrued but unpaid default rate interest, liquidated damages and other amounts owing on the Coventry Note through the date of acceleration becomes immediately due and payable at Coventry’s option, in cash or in shares of common stock at the mandatory default amount, which is equal to 120% of all such amounts due on the Coventry Note. If the Company fails to deliver to Coventry such shares, the Company is required to pay in cash an amount equal to the amount that the value of such shares exceeds the principal amount and interest of the attempted conversion.

As an additional inducement to Coventry entering into such agreement, the Company issued to Coventry 1 share of common stock on the issuance date of the Coventry Note, which was valued using the relative fair value method at $37,500 and recognized as debt discount to be amortized over the term of such note.

The Company failed to make the first installment payment due in March 2023 which is considered an event of default. The Company recorded a default penalty of $25,000 as additional principal as of June 30, 2023.

The total principal amount outstanding and accrued interest under all of the above Coventry note was $144,951 including the default penalty as of June 30, 2023 following conversion of $5,049 of the principal balance and $22,749 accrued interest during the year ended June 30, 2023. Accordingly, $561 of the put premium was released to additional paid in capital in respect of such purchase agreements with Coventry during the year ended June 30, 2023 following conversion of the principal balance.

In July 2023, the Company fully paid the remaining principal of $142,909 and accrued interest of $70 for a total of $142,979. The total principal amount outstanding and accrued interest under all of the above Coventry note was $0 following conversion of the principal balance of $2,043 and interest of $357 during the year ended June 30, 2024. Accordingly, $13,328 of the put premium was released to additional paid in capital in respect of such purchase agreements with Coventry during the year ended June 30, 2024 following conversion of the principal balance.

104 LLC Securities Purchase Agreement

March 5, 2024 Securities Purchase Agreement

Effective March 5, 2024, the Company entered into and closed a securities purchase agreement with 104 LLC (“104”), pursuant to which 104 agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $50,000, for a purchase price of $46,875, after an original issue discount of $3,125. The Company paid legal and financing costs of $7,500. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was March 1, 2025 and was in default. The note bore interest at a rate of eight percent (8%) per annum, which may be increased to sixteen percent (16%) in the event of a default. The March 5, 2024 104 note was fully converted in August 2025.

June 20, 2024 Securities Purchase Agreement

Effective June 20, 2024, Company entered into and closed a securities purchase agreement with 104 LLC, pursuant to which 104 agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $33,750, for a purchase price of $30,375, after an original issue discount of $3,375. The Company paid legal and financing costs of $5,200. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was June 20, 2025 and was in default. The note bore interest at a rate of eight percent (8%) per annum, which may be increased to sixteen percent (16%) in the event of a default. The June 20, 2024 104 note was fully converted in August 2025.

The principal and interest on the notes were convertible into shares of common stock of the Company at the option of 104 at any time following the issuance date of the notes (the “Conversion Shares”) at a price per share equal to 65% of the lowest closing trade price of the common stock during the ten (10) trading days prior to conversion (representing a discount of 35%). Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the notes, other than a transfer or sale of all or substantially all Company assets. Pursuant to the notes, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the notes. The above 104 notes were treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $45,096 was recorded as a put premium during the year ended June 30, 2024.

During the first 60 days following the date of the notes, the Company had the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.

The 104 notes contained certain events of default, including failure to pay principal and interest when due, failure to timely issue the conversion shares, failure to maintain the listing of the common stock on at least one of the OTC markets (which specifically includes the quotation platforms maintained by the OTC Markets Group) or an equivalent replacement exchange, failure to comply with its reporting requirements with the U.S. Securities and Exchange Commission, a breach of certain covenants in the purchase agreement, default by the Company under any other note issued to the investor, as well as certain customary events of default set forth in the notes, including, among others, breach of covenants, representations or warranties, insolvency, bankruptcy, and liquidation. Upon an event of default, the notes became immediately due and payable by the Company. Upon the occurrence of any event of defaults, these notes shall be immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

The total principal amount outstanding under all of the above 104 financing agreements was $83,750 and accrued interest was $1,429 as of June 30, 2024.

The Company recorded a total default penalty of $41,563 as additional principal as of June 30, 2025. The total principal amount outstanding and accrued interest under all of the above 104 notes was $124,688 including the default penalty and accrued interest of $9,093 as of June 30, 2025, following conversion of $625 of the principal balance and $4,000 accrued interest during the year ended June 30, 2025.

Two 104 notes with total principal amounts of $124,688 were in default and accrued a default interest rate at 16% per annum before such notes were fully converted in August 2025.

Geebis Consulting Purchase Agreement

December 13, 2024 Securities Purchase Agreement

On December 13, 2024, the Company entered into a securities purchase agreement with Geebis Consulting, LLC (“Geebis”), pursuant to which Geebis purchased a convertible redeemable note from the Company in the aggregate principal amount of $22,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of Geebis. The Geebis note contained a $2,000 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes.

The maturity date of the Geebis note was June 15, 2025 and was in default. The Geebis note shall bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geebis in shares of common stock but shall not be payable until the Geebis note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future. Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.

Additionally, the conversion price of the Geebis note will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. The effective conversion price of the outstanding Geebis note was 60% (representing a 40% discount) of the market price, which was the lowest closing bid prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion. The above Geebis note was bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value (see Note 12).

During the first 60 to 180 days following the date of the above Geebis note, the Company had the right to prepay the principal and accrued but unpaid interest due under all of the above notes issued to Geebis, together with any other amounts that the Company may owe Geebis under the terms of the note, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrued at a default interest rate of 24% per annum or, if such rate was usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company failed to deliver to Geebis shares of common stock issuable upon conversion of principal or interest under all of the above Geebis note, the penalty became $250 per day for each day that the shares were not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increased to $500 per day beginning on the 10th day. In the event that the Company loss the bid price of its common stock on OTC markets, such Geebis note does not incur penalty and instead the outstanding principal amount increases by 20%.

In February 2025, the Company repaid $8,000 of the principal amount. The total principal outstanding and accrued interest under all of the above Geebis note was $14,000 and $1,348, respectively, as of June 30, 2025. As of June 30, 2025, an aggregate total of $14,000 of the above Geebis note was bifurcated with the embedded conversion option which was recorded as derivative liabilities at fair value as of June 30, 2025 (see Note 12).

The Geebis note with principal amount of $14,000 was in default and accrued a default interest rate at 24% per annum before such note was fully converted in August 2025.

Outstanding convertible notes in default

Eight outstanding convertible notes for total principal amount of $364,798 with maturity dates between April 2024 and June 2025 were in default as of June 30, 2025 before these six convertible notes were fully converted and two convertible notes were fully repaid in August 2025.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Amortization of debt discounts

The Company recorded $244,000 and $232,700 of debt discounts related to the above note issuances during the years ended June 30, 2025 and 2024, respectively. The Company recorded $0 and $279,711 of put premiums related to the above note issuances during the years ended June 30, 2025 and 2024, respectively. The debt discounts are being amortized over the term of the debt and the put premiums are expensed on issuance of the debt with the liability released to additional paid in capital on conversion of the principal.

Amortization of all debt discounts for the years ended June 30, 2025 and 2024 was $303,563 and $294,005, respectively.

The Company reclassified $10,229 and $246,254 in put premiums to additional paid in capital following conversions during the years ended June 30, 2025 and 2024, respectively.